SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES	SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements were prepared in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP").
a.Use of estimates:
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
b.Financial statements in United States dollars:
The currency of the primary economic environment in which the operations of NICE Ltd. and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of NICE Ltd. and certain subsidiaries.
NICE Ltd. and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, “Foreign Currency Matters”. All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.
For those subsidiaries whose functional currency has been determined to be a non-dollar currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.
c.Principles of consolidation:
The consolidated financial statements incorporate the financial statements of the Company and all of its subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.
d.Cash equivalents:
Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible into cash, with original maturities of three months or less at acquisition.
e.Marketable securities:
The Company accounts for investments in debt securities in accordance with ASC 320, "Investments - Debt Securities" and ASC No. 326, "Financial Instruments - Credit Losses". Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.
Marketable securities classified as "available-for-sale" ("AFS") are carried at fair value, based on quoted market prices. Unrealized gains and losses are reported in a separate component of shareholders' equity in accumulated other comprehensive income, net of taxes. Gains and losses are recognized when realized, on a specific identification basis, in the Company's consolidated statements of income.
For each reporting period, the Company evaluates whether declines in fair value below carrying value are due to expected credit losses, as well as the Company's ability and intention to hold the investment until a forecasted recovery occurs, in accordance with ASC 326. Allowance for credit losses on AFS debt securities are recognized as a charge in financial expenses (income), net, on the consolidated statements of income, and any remaining unrealized losses, net of taxes, are included in accumulated other comprehensive income (loss). In 2020 and 2019, no other-than-temporary impairment were recorded. As of December 31, 2021, no credit losses have been recorded.
The Company classifies all securities with maturities beyond 12 months as current assets under the caption marketable securities on the consolidated balance sheet. These securities are available to support current operations and the company may sell these debt securities prior to their stated maturities.
f.Property and equipment, net:
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual periods ranges:

Years
Computers and peripheral equipment	3 - 5
Internal use software	3
Office furniture and equipment	4 - 14
Leasehold improvements	Over the lease term or the estimated useful life of the improvements, whichever is shorter
g.Internal use software costs:
The Company capitalizes development costs incurred during the application development stage that are related to internal use technology that supports its cloud services. Under ASC 350-40, internal-use software is included in property and equipment, net in the consolidated balance sheets. Capitalization of such costs begins when the preliminary project stage is complete and ceases at the point in which the project is substantially complete and is ready for its intended purpose. Costs incurred in the process of software production are charged to expenses as incurred.
h.Other intangible assets, net:
Other intangible assets are amortized over their estimated useful lives using the straight-line method, at the following annual periods ranges:

Years
Core technology	4 – 8
Customer relationships	3 - 8
Trademarks	2 - 12
Customer backlog	2 - 3
i.Impairment of long-lived assets:
The Company's long-lived assets and identifiable intangibles that are subject to amortization are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment" whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment indicators include any significant changes in the manner of the Company's use of the assets and significant negative industry or economic trends.
Upon determination that the carrying value of a long-lived asset may not be recoverable based upon a comparison of aggregate undiscounted projected future cash flows to the carrying amount of the asset, an impairment charge is recorded for the excess of the carrying amount over fair value. In 2021, 2020 and 2019, no impairment charges were recognized.
j.Goodwill:
Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, "Intangible - Goodwill and Other" ("ASC 350"), goodwill is not amortized, but rather is subject to an annual impairment test. In 2020 the Company adopted ASU 2017-04. Therefore, if the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then the Company prepares a quantitative analysis to determine whether the carrying value of reporting unit exceeds its estimated fair value. If the carrying value of a reporting unit exceeds its estimated fair value, the Company recognizes an impairment of goodwill for the amount of this excess, in accordance with the guidance in FASB Accounting Standards Update ("ASU") No. 2017-04, Intangibles - Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment, which the Company adopted as of January 1, 2020.

The impairment test compares carrying values of the reporting units to their respective estimated fair values. If the carrying value exceeds the fair value, then the Company recognizes impairment of goodwill for the amount of this excess. For each of the three years in the period ended December 31, 2021, 2020 and 2019, no impairment was identified.
k.Exchangeable senior notes:
The Company applies ASC 815, "Derivative and Hedging" ("ASC"), and ASC 470, "Debt" ("ASC 470"). Under these standards, the Company separately accounts for the liability and equity components of convertible debt instruments that may be settled in cash in a manner that reflects the Company's nonconvertible debt borrowing rate. The liability component at issuance is recognized at fair value, based on the fair value of a similar instrument that does not have a conversion feature. The equity component is based on the excess of the principal amount of the debentures over the fair value of the liability component, after adjusting for an allocation of debt issuance costs, and is recorded as paid-in capital in excess of par.
Debt discounts are amortized as additional non-cash interest expense over the expected life of the debt. The Company allocated the total issuance costs incurred to the liability and equity components of the convertible senior notes based on the same proportions as the proceeds from the notes.
On December 31, 2021, the Company entered into the First Supplemental Indenture to the 2017 Indenture (the "First Supplemental Indenture"). In accordance with the First Supplemental Indenture, the Company irrevocably elected cash settlement for the principal and any premium due upon conversion to apply to all conversions of notes issued under the 2017 Indenture (the "2017 Notes") with an exchange date (as defined in the 2017 Indenture) on or after December 31, 2021. As a result, the 2017 Notes are no longer subject to the cash conversion guidance and the conversion option is bifurcated as a derivative subsequent to the change in terms as described above and reclassified from equity to liability at an amount equal to the fair value of the conversion option at that date. Differences in the amount previously recognized in equity and the fair value of the conversion option at the date of reclassification are accounted for in equity. Subsequent changes in fair value of the derivative are reflected in financial income (expenses). See Note 15 for further details.
l.Revenue recognition:
The Company generates revenues from sales of cloud, service, and software products, which include software license, SaaS, network connectivity, hosting, support and maintenance, implementation, configuration, project management, consulting and trainings. The Company sells its cloud, products and services directly through its sales force and indirectly through a global network of distributors, system integrators and strategic partners, all of whom are considered end-users.
The Company recognizes revenues in accordance with ASC No. 606, "Revenue from Contracts with Customers" ("ASC 606"). Under the standard, the Company recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. To determine revenue recognition for contracts that are within the scope of the standard, the Company performs the following five steps:
1)Identify the contract(s) with a customer
A contract with a customer exists when (i) there is an enforceable contract with the customer that defines each party’s rights regarding the goods or services to be transferred and identifies the payment terms related to these goods or services; (ii) the contract has commercial substance; and (iii) the Company determines that collection of substantially all consideration for goods or services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration. The Company applies judgment in determining the customer's ability and intent to pay, which is based on a variety of factors, including the customer's historical payment experience.
2)Identify the performance obligations of the contract
The Company enters into contracts that can include multiple performance obligations. The Company accounts for individual products and services separately if they are distinct – i.e., if a product or service is separately identifiable from other items in the contract and if a customer can benefit from it on its own or with other resources that are readily available to the customer.
3)Determine the transaction price
The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring goods or services to the customer.
Payment terms and conditions vary by contract type. In instances where the timing of revenue recognition differs from the timing of invoicing, the Company determines its contracts generally to not include a significant financing component since the Company's selling prices are not subjected to billing terms nor is its purpose to receive financing from its customers or to provide customers with financing. In addition, the Company elected to apply the practical expedient to not adjust the promised amount of consideration for the effects of a significant financing component if the Company expects, at contract inception, that the period between when the Company will transfer a promised good or service to a customer and when the customer will pay for that good or service will be one year or less.
Revenue is measured based on the consideration specified in a contract with a customer, excluding taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction, that are collected by the Company from a customer.
4)Allocate the transaction price to the performance obligations in the contract
The Company allocates the transaction price to each performance obligation identified based on its relative standalone selling price ("SSP") out of the total consideration of the contract.
The Company uses judgment in determining the SSP. If the SSP is not observable through standalone transactions, the Company estimates the SSP taking into account available information such as geographic or regional specific factors, internal costs, profit objectives, and internally approved pricing guidelines related to the performance obligations.
The Company typically establishes a SSP range for its products and services, which is reassessed on a periodic basis or when facts and circumstances change. SSP for products and services can evolve over time due to changes in the Company's pricing practices that are influenced by intense competition, changes in demand for products and services, and economic factors, among others.
For a product where the SSP cannot be determined based on observable prices, given the same products are sold for a broad range of amounts (that is, the selling price is highly variable), the SSP included in a contract with multiple performance obligations is determined by applying a residual approach whereby all other performance obligations within a contract are first allocated a portion of the transaction price based upon their respective SSPs, with any residual amount of transaction price allocated to these product revenues.
5)Recognize revenue when (or as) the entity satisfies a performance obligation
The Company derives its cloud revenues from subscription services, which are comprised of subscription fees from granting customers access to the Company’s cloud platforms, network connectivity and services fees for deployment of certain cloud platforms.
Revenue from subscription services is recognized either ratably over the contract period or based on usage, revenue from network connectivity is based on customer call usage and is recognized in the period the call is initiated, and services fees for deployment are amortized over average customer life.
Revenue from software licenses, support and maintenance services are recognized at the time the related performance obligation is satisfied by transferring the promised product or service to the customer. Software license revenues are recognized at the point in time when the software license is delivered and the customer obtains control of the asset. Support and maintenance service revenues are recognized ratably over the term of the underlying maintenance contract term. Renewals of maintenance contracts create new performance obligations that are satisfied over the term with the revenues recognized ratably over the period of the renewal.
Professional services revenues, except fees for deployment of certain cloud platforms, are recognized as services are performed.
Deferred revenues, which represent a contract liability, represent unrecognized fees collected mostly for maintenance, cloud and professional services. Deferred revenues are recognized as (or when) the Company performs under the contract. The amount of revenues recognized in the period that was included in the opening deferred revenues balance was approximately $215,805 for the year ended December 31, 2021.
As of December 31, 2021, the aggregate amount of the total transaction price allocated in contracts with original duration greater than one year of the remaining performance obligations was approximately $1,773,182. For performance obligations which are recognized over time, based on usage, the Company elected to disclose only the contractual minimum attributed to these performance obligations, as part of the remaining performance obligation disclosure.
As of December 31, 2021, the Company expects to recognize the majority of the revenue of remaining performance obligations over the next 24 months. Such remaining performance obligations represent unsatisfied or partially unsatisfied performance obligations pursuant to ASC 606. The Company has elected the optional exemption, which allows for the exclusion of the amounts for remaining performance obligations that are part of contracts with an original expected duration of one year or less.
m.Costs to Obtain Contracts:
The Company capitalizes certain sales commission as costs of obtaining a contract when they are incremental and if they are expected to be recovered. The Company applies judgment in estimating the amortization period by taking into consideration customer contract terms, history of renewals, expected length of customer relationship, as well as the useful life of the underlying technology and products. Amortization of sales commission expenses are included in Selling and Marketing expenses in the accompanying consolidated statements of income. For costs that the Company would have capitalized and amortized over one year or less, the Company has elected to apply the practical expedient and expense these contract costs as incurred. Commission expense for the years 2021, 2020 and 2019 were $130,466, $100,219 and $92,468, respectively.
n.Research and development costs:
Research and development costs (net of grants and capitalized expenses) incurred in the process of software production are charged to expenses as incurred.
o.Income taxes:
To prepare the consolidated financial statements, the Company estimates its income taxes in each of the jurisdictions in which it operates, and in certain of these jurisdictions, it is calculated based on the Company's assumptions as to its entitlement to various benefits under the applicable tax laws in the jurisdiction. The entitlement to such benefits depends upon the Company's compliance with the terms and conditions set out in these laws.
The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized. Deferred tax assets and deferred tax liabilities are presented under long-term assets and long-term liabilities, respectively.
The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (on a cumulative basis) likely to be realized upon ultimate settlement.
The Company classifies interest and penalties on income taxes (which includes uncertain tax positions) as taxes on income.
p.Non-royalty grants:
Non-royalty bearing grants from the Government of Israel for funding research and development projects are recognized at the time the Company is entitled to such grants on the basis of the related costs incurred and recorded as a deduction from research and development expenses.
q.Concentrations of credit risk:
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables, marketable securities and foreign currency derivative contracts.
The Company's cash and cash equivalents are invested in deposits and money market funds, mainly in dollars with major international banks. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and therefore bear minimal risk.
The Company's trade receivables are derived from sales to customers generated from a multitude of markets in countries around the world. The Company performs ongoing credit evaluations of its customers and insures some of its receivables with a credit insurance company. A general allowance for credit losses is provided, based on the length of time the receivables are past due.
The Company's marketable securities include investment in corporate debentures, U.S. Treasuries and U.S. government agencies. The Company's investment policy limits the amount that the Company may invest in any one type of investment per minimum credit rating or specific issuer, thereby reducing credit risk concentrations.
The Company enter into foreign currency forward and option contracts intended to protect cash flows resulting from payroll and facilities related expenses against the volatility in value of forecasted non-dollar currency. The derivative instruments hedge a portion of the Company's non-dollar currency exposure. See Note 10 for additional information.
r.Severance pay:
The Israeli Severance Pay Law-1963 (the "Severance Pay Law") generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain circumstances. The Company makes ongoing deposits into Israeli employees' pension plans to fund their severance liabilities. According to Section 14 of the Severance Pay Law, the Company deposits for employees employed by the Company since May 1, 2009 are made in lieu of the Company's severance liability, therefore no obligation is provided for in the financial statements. Severance pay liabilities for employees employed by the Company prior to May 1, 2009, as well as employees with special contractual arrangements, are provided for in the financial statements based upon the latest monthly salary multiplied by the number of years of employment.
Severance pay expenses for 2021, 2020 and 2019 amounted to $8,810, $9,649 and $7,656, respectively.
The Company also has other liabilities for severance pay in other jurisdictions.
The Company has multiple 401(k) defined contribution plans covering certain employees in the U.S. All eligible employees may elect to contribute a portion of their eligible compensation, generally not greater than an annual contribution of $19.5 in 2021 and 2020, and $19 in 2019 (for certain employees over 50 years of age the maximum annual contribution was $26 per year in 2021 and 2020 and $25 in 2019) of their total annual compensation to the plan through salary deferrals, subject to IRS limits. The Company, at its discretion, matches 50% of employee contributions to the plan up to a limit of 6-8% of their eligible compensation. In the years 2021, 2020 and 2019, the Company recorded an expense for all matching contributions in the amount of $9,366; $8,893 and $8,068, respectively.
s.Leases
The Company elected to combine its lease and non-lease components for car leases and to not recognize a lease liability and a right-of-use ("ROU") asset on the balance sheet for leases with a term of twelve months or less. The Company recognizes the associated lease payments in the consolidated statements of income on a straight-line basis over the lease term.
Under Topic 842, the Company determines if an arrangement is a lease at inception. ROU assets and lease liabilities are recognized at commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. As most of the Company leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments. The ROU asset is recorded net of any lease incentives received. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options. The Company's lease agreements may contain variable costs such as common area maintenance, insurance, real estate taxes or other costs. Variable lease costs are expensed as incurred on the consolidated statements of income.
t.Basic and diluted net earnings per share:
Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year plus dilutive potential equivalent ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share".
As further described in Note 15, the Company entered into an exchangeable note hedge transaction and warrants transaction in 2017. While the exchangeable note hedge transaction is anti-dilutive and as such is not included in the computation of diluted earnings per share, the warrants transaction had a dilutive effect, and as such, was included in the computation of the diluted earnings per share. The number of shares related to the outstanding exchangeable note hedge transaction is 3,457,475.
Since it is the Company's intention and ability to settle the convertible senior notes issued in 2017 in cash, the potential issuance of shares related to these notes does not have a dilutive effect on the shares. In addition, on December 31, 2021, the Company entered into the First Supplemental Indenture according to which the Company irrevocably elected cash settlement for the principal and any premium due upon conversion to apply to all conversions of the 2017 Notes issued under the 2017 Notes with an exchange date (as defined in the 2017 Indenture) on or after December 31, 2021. As a result, the 2017 Notes do not have a dilutive effect.
On December 31, 2021, the Company irrevocably elected to settle the principal of the convertible senior notes issued in 2020 in cash. As a result, the Company will use the treasury stock method for calculating any potential dilutive effect on diluted net income per share, if applicable. The conversion premium will have a dilutive impact on diluted net income per share only when the average market price of an ordinary share for a given period exceeds the conversion price of $299.19 per share. As a result, 1,537,504 shares underlying the conversion option of the convertible senior notes issued in 2020 are not considered in the calculation of diluted net income per share in either 2020 or 2021, as the effect would be anti-dilutive.
The weighted average number of shares related to outstanding anti-dilutive options excluded from the calculations of diluted net earnings per share was $4,754; $2,295 and $4,921 for the years 2021, 2020 and 2019, respectively.
u.Accounting for stock-based compensation:
The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" ("ASC 718"), which requires the measurement and recognition of stock base compensation expenses based on estimated fair values for all share-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model.
The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the accelerated attribution method over the requisite service period of each of the awards. The Company accounts for forfeitures as they occur.
The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model, which requires a number of assumptions: the expected volatility is based upon actual historical stock price movements; the expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding; the risk-free interest rate is based on the yield from U.S. Federal Reserve zero-coupon bonds with an equivalent term; and the expected dividend rate (an annualized dividend yield) is based on the per share dividend declared by the Company's Board of Directors.
The Company measures the fair value of restricted stock based on the market value of the underlying shares at the date of grant. The fair value of certain performance share units with market-based performance conditions granted under the employee equity plan was estimated on the grant date using the Monte Carlo valuation methodology.
v.Fair value of financial instruments:
The Company applies ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820") for valuing financial instruments. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. The Company measures its investments in money market funds classified as cash equivalents, marketable securities and its foreign currency derivative contracts at fair value.
In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The hierarchy is broken down into three levels based on the inputs as follows:
•Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.
•Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
•Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.
The Company's marketable securities, exchangeable senior notes and foreign currency derivative contracts are classified within Level 2 (see Notes 3, 10 and 15).
The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables and trade payables approximate their fair value due to the immediate or short-term maturities of these financial instruments.
w.Legal contingencies:
The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.
x.Advertising expenses:
Advertising expenses are charged to expense as incurred. Advertising expenses for the years 2021, 2020 and 2019 were $31,575; $14,134 and $16,040, respectively.
y.Treasury shares:
The Company repurchases its ordinary shares from time to time on the open market or in other transactions and holds such shares as treasury shares. The Company accounts for the cost to repurchase treasury shares as a reduction of shareholders' equity. The Company reissues treasury shares under the stock purchase plan, upon exercise of options and upon vesting of restricted stock units ("RSU"). Reissuance of treasury shares is accounted for in accordance with ASC 505-30 in which gains are credited to additional paid-in capital and losses are charged to additional paid-in capital to the extent that previous net gains are included therein and otherwise to retained earnings.
z.Business combination:
The Company applies the provisions of ASC 805, "Business Combination", and allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed, and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. When determining the fair values of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets.
Significant estimates in valuing certain intangible assets include, but are not limited to, future expected cash flows from customer relationships, acquired technology and acquired trademarks from a market participant perspective, useful lives and discount rates. Management's estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred.
aa.Non-controlling interests
The consolidated financial statements include the Company's accounts and the accounts of the Company's wholly- and majority-owned subsidiaries. Non-controlling interest positions of the Company's consolidated entities are reported as a separate component of consolidated equity from the equity attributable to the Company’s shareholders.
In case of an increase in ownership of a subsidiary, the carrying amount of the non-controlling interest is adjusted to reflect the controlling interest’s increased ownership interest in the subsidiary’s net assets. Any difference between the consideration paid by the Company to a non-controlling interest holder (or contributed by the Company to the net assets of the subsidiary) and the adjustment to the carrying amount of the non-controlling interest in the subsidiary is recognized directly in equity and attributable to the controlling interest. In 2021, the Company acquired an additional 20% in the 2020 Subsidiary for a total consideration of approximately $14,000.
ab.Comprehensive income:
The Company accounts for comprehensive income in accordance with ASC 220, "Comprehensive Income". Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. Other comprehensive income for the Company relates to gains and losses on hedging derivative instruments, unrealized gains and losses on available for sale marketable securities and changes in foreign currency translation adjustments.
The following tables show the components of accumulated other comprehensive income, net of taxes, as of December 31, 2021, 2020 and 2019:

	Year ended December 31, 2021
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Beginning balance	$13,285	$4,836	$(34,783)	$(16,662)
Other comprehensive income before reclassifications	(13,368)	5,024	(7,402)	(15,746)
Amounts reclassified from accumulated other comprehensive loss	(1,403)	(5,928)	—	(7,331)
Net current-period other comprehensive income	(14,771)	(904)	(7,402)	(23,077)
Ending balance	$(1,486)	$3,932	$(42,185)	$(39,739)

	Year ended December 31, 2020
	Unrealized losses on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Beginning balance	$4,131	$2,351	$(39,781)	$(33,299)
Other comprehensive loss before reclassifications	11,249	4,954	4,998	21,201
Amounts reclassified from accumulated other comprehensive income (loss)	(2,095)	(2,469)	—	(4,564)
Net current-period other comprehensive loss	9,154	2,485	4,998	16,637
Ending balance	$13,285	$4,836	$(34,783)	$(16,662)

	Year ended December 31, 2019
	Unrealized losses on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Beginning balance	$(1,662)	$(2,715)	$(42,239)	$(46,616)
Other comprehensive loss before reclassifications	6,260	5,495	2,458	14,213
Amounts reclassified from accumulated other comprehensive income (loss)	(467)	(429)	—	(896)
Net current-period other comprehensive loss	5,793	5,066	2,458	13,317
Ending balance	$4,131	$2,351	$(39,781)	$(33,299)

ac.Recently adopted accounting standards:
In October 2021, the FASB issued ASU No. 2021-08, Business Combination (Topic 805): Accounting for Contract Assets and Liabilities from Contracts with Customers, which requires an acquirer to recognize and measure contract assets and liabilities acquired in a business combination in accordance with revenue from ASC 606 rather than adjust them to fair value at the acquisition date. The Company adopted ASU 2021-08 in the fourth quarter of 2021, retroactively applying it to all business combinations since January 1, 2021. The adoption did not have a material effect on the Company consolidated financial statements.
In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This standard simplifies the accounting for income taxes by eliminating certain exceptions to the guidance in Topic 740 related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. The new guidance also simplifies aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill and allocating consolidated income taxes to separate financial statements of entities not subject to income tax. The Company's adoption of ASU 2019-12 did not have a significant impact on the Company's consolidated financial statements.
ad.Recently issued accounting standards, not yet adopted:
In August 2020, the FASB issued ASU 2020-06, which simplifies the guidance on the issuer’s accounting for convertible debt instruments by removing the separation models for (1) convertible debt with a cash conversion feature and (2) convertible instruments with a beneficial conversion feature. As a result, entities will not separately present in equity an embedded conversion feature in such debt. Instead, they will account for a convertible debt instrument wholly as debt, unless certain other conditions are met. The elimination of these models will reduce reported interest expense and increase reported net income for entities that have issued a convertible instrument that was within the scope of those models before the adoption of ASU 2020-06. ASU 2020-06 also requires that the effect of potential share settlement be included in the diluted earnings per share calculation when an instrument may be settled in cash or share. This amendment removes current guidance that allows an entity to rebut this presumption if it has a history or policy of cash settlement. Furthermore, ASU 2020-06 requires the application of the if-converted method for calculating diluted earnings per share; the treasury stock method will be no longer available. The provisions of ASU 2020-06 are applicable for fiscal years beginning after December 15, 2021, with early adoption permitted no earlier than fiscal years beginning after December 15, 2020.
Upon adoption of ASU No. 2020-06, the Company will no longer record as equity the conversion feature of its 2020 Notes. Instead, the Company will combine the previously separated equity component with the liability component, which together will be classified as debt, thereby eliminating the subsequent amortization of the debt discount as interest expense. Similarly, the portion of issuance costs previously allocated to equity will be reclassified to debt and amortized as interest expense. Accordingly, the Company expects to record as of January 1, 2022 an increase to retained earnings of approximately $8,750, a decrease to additional paid-in capital of $28,816, an increase to long-term debt of $24,757, a decrease to deferred tax liabilities of $3,930, and an increase in debt issuance costs of $761. Further, if the Company’s share price will exceed the conversion price of $299.19 of the 2020 Notes, then there will be an impact to earnings per share for the dilution impact above the conversion price as a result of the adoption based on the if-converted method.